SCHEDULE OF LONG-TERM DEBT (Details) - USD ($)		Sep. 30, 2023		Dec. 31, 2022
Notes and Loans Payable, Current		$ 3,730,772		$ 1,118,605
Notes and Loans, Noncurrent		3,103,333		2,858,828
Debt Instrument, Unamortized Discount, Current		(7,934)		(20,447)
Debt Instrument, Unamortized Discount, Noncurrent		(73,296)		(73,297)
Titan Holdings 2 [Member]
Long-Term Debt, Current Maturities					[1]
Long-Term Debt, Excluding Current Maturities	[1]	633,470
Related And Nonrelated Party [Member]
Notes Payable, Current		3,722,838		1,098,158
Notes Payable, Noncurrent		3,030,037		2,785,531
Related Party [Member]
Long-Term Debt, Current Maturities
Long-Term Debt, Excluding Current Maturities		633,470
Notes Payable, Current
Notes Payable, Noncurrent		633,470
Nonrelated Party [Member]
Notes Payable, Noncurrent		2,396,568		2,785,531
Notes payable		3,722,838		1,098,158
Notes payable		2,396,568		2,785,531
WTI Global Inc [Member]
Long-Term Debt, Current Maturities	[2]			170,000
Long-Term Debt, Excluding Current Maturities	[2]
Peoples United [Member]
Long-Term Debt, Current Maturities	[3]	21,761		177,539
Long-Term Debt, Excluding Current Maturities	[3]
M&T Bank [Member]
Long-Term Debt, Current Maturities	[4]	130,193		121,927
Long-Term Debt, Excluding Current Maturities	[4]	222,488		321,192
Daimler Truck [Member]
Long-Term Debt, Current Maturities	[5]	69,143		74,873
Long-Term Debt, Excluding Current Maturities	[5]			53,429
Ascentium Capital [Member]
Long-Term Debt, Current Maturities	[6]	158,257		152,467
Long-Term Debt, Excluding Current Maturities	[6]	468,563		587,991
Balboa Capital [Member]
Long-Term Debt, Current Maturities	[7]	41,810		38,895
Long-Term Debt, Excluding Current Maturities	[7]	147,701		179,433
Blue Bridge Financial [Member]
Long-Term Debt, Current Maturities	[8]	11,383		10,394
Long-Term Debt, Excluding Current Maturities	[8]	42,286		50,951
Channel Equipment Finance [Member]
Long-Term Debt, Current Maturities	[9]	17,503
Long-Term Debt, Excluding Current Maturities	[9]	103,389
Financial Pacific [Member]
Long-Term Debt, Current Maturities	[10]	31,108
Long-Term Debt, Excluding Current Maturities	[10]			133,220
M2 Equipment [Member]
Long-Term Debt, Current Maturities	[10]			29,187
Long-Term Debt, Excluding Current Maturities		109,643	[10]	178,039	[11]
Meridian Equipment [Member]
Long-Term Debt, Current Maturities	[11]	42,177		39,527
Long-Term Debt, Excluding Current Maturities		146,067	[11]	113,606	[12]
Meridian Equipment Finance [Member]
Long-Term Debt, Current Maturities	[12]	27,358		25,518
Long-Term Debt, Excluding Current Maturities	[12]	92,851
Navitas [Member]
Long-Term Debt, Current Maturities	[13]	39,055		36,791
Long-Term Debt, Excluding Current Maturities	[13]	129,142		158,723
Pawnee [Member]
Long-Term Debt, Current Maturities	[14]	44,761		41,480
Long-Term Debt, Excluding Current Maturities	[14]	159,766		193,759
Signature [Member]
Long-Term Debt, Current Maturities	[15]	81,439		73,973
Long-Term Debt, Excluding Current Maturities	[15]	312,499		374,921
Trans Lease [Member]
Long-Term Debt, Current Maturities	[16]	43,586		40,524
Long-Term Debt, Excluding Current Maturities	[16]	124,485		157,569
Verdant [Member]
Long-Term Debt, Current Maturities	[17]	46,446		44,324
Long-Term Debt, Excluding Current Maturities	[17]	134,286		169,390
Western Equipment [Member]
Long-Term Debt, Current Maturities	[18]	44,027		41,186
Long-Term Debt, Excluding Current Maturities	[18]	153,220		186,605
Michaelson Capital [Member]
Long-Term Debt, Current Maturities	[19]	2,732,090
Long-Term Debt, Excluding Current Maturities	[19]
Loanbuilder [Member]
Long-Term Debt, Current Maturities	[20]	87,596
Long-Term Debt, Excluding Current Maturities	[20]	123,477
Individual Notes Payable [Member]
Long-Term Debt, Current Maturities	[21]	25,000
Long-Term Debt, Excluding Current Maturities	[21]
Kabbage Loans [Member]
Long-Term Debt, Current Maturities	[22]	36,079
Long-Term Debt, Excluding Current Maturities	[22]
Baxter Credit Union [Member]
Long-Term Debt, Current Maturities			[22]		[23]
Long-Term Debt, Excluding Current Maturities	[23]

[1]	On April 30th, 2023, Titan signed a promissory note (the “Titan Holdings 2 Note”) with Titan Holdings 2, LLC (“Titan Holdings 2”), a stockholder of the Company. The Titan Holdings 2 Note has an interest rate of 10.5% per annum, which shall increase by 0.5% on each twelve-month anniversary of the Titan Holdings 2 Note’s signing, not to exceed an interest rate of 12.5% per annum. The Titan Holdings 2 Note has a principal amount of $562,470, requires monthly payments of the interest accrued, and requires the repayment of all outstanding principal amounts within five years of issuance. Titan has an informal agreement with Titan Holdings 2 to continually borrow from Titan Holdings 2 as working capital needs arise. These additional funds are to be repaid as funding becomes available. As of September 30, 2023, Titan had borrowed $248,692 in additional funding.
[2]	On December 15, 2022, Titan entered into a $170,000 promissory note agreement with WTI Global Inc. (“WTI”) at a 7% per annum interest rate. The promissory note was issued as consideration for the acquisition of intangible assets from WTI (Note 5 – Intangible Assets). On February 1, 2023, WTI agreed to cancel the promissory note in exchange for an ownership interest in the Company. The cancellation was recorded on the condensed consolidated balance sheet as an equity contribution (See Note 13 – Stockholders’ Equity).
[3]	On December 10, 2021, Titan entered into a collateralized loan agreement for $354,876 with Peoples United Bank at a 5.75% per annum interest rate. The loan has a maturity date of November 10, 2023 and requires monthly payments of $16,614.
[4]	Titan entered into a collateralized loan on December 23, 2022 with M&T Bank which matures on February 23, 2025. The loan has an interest rate of 8.78% and the Company remits monthly payments of $13,000 with a balloon payment at maturity of $176,497.
[5]	On February 12, 2018, Titan entered into a collateralized loan agreement with Daimler Trucks for $131,940, with a maturity date of May 14, 2023. Titan made monthly payments of $2,487 towards principal and interest. Interest accrued at a rate of 4.95% per annum. As of September 30, 2023 this loan had been fully paid off.
[6]	On May 5, 2022, Titan entered into an equipment financing agreement with Ascentium Capital for $250,000, which matures on May 5, 2027. Titan makes monthly payments of $4,812 towards principal and interest. Interest accrues at a rate of 5.82% per annum.
[7]	On August 13, 2022, Titan entered into a collateralized loan agreement with Balboa Capital for $230,482, which matures five years from the commencement date. Titan makes monthly payments of $4,860 towards principal and interest. Interest accrues at a rate of 9.68% per annum.
[8]	On August 11, 2022, Titan entered into an equipment finance agreement with Blue Bridge Financial for $64,539, which matures five years from the commencement date. Titan makes monthly payments of $1,442 towards principal and interest. Interest accrues at a rate of 12.18% per annum.
[9]	On September 19, 2023, Titan entered into an equipment finance agreement with Channel Equipment Finance for $123,574, which matures on August 28, 2028. Titan makes monthly payments of $3,051 towards principal and interest. Interest accrues at a rate of 16.69% per annum.
[10]	On July 15, 2022, Titan entered into an equipment financing agreement with Financial Pacific for $74,841, which matures five years from commencement. Titan makes monthly payments of $1,585 towards principal and interest. Interest accrues at a rate of 9.87% per annum.
[11]	On August 10, 2022, Titan entered into an equipment financing agreement with M2 Equipment for $230,000, which matures five years from commencement. Titan makes monthly payments of $4,739 towards principal and interest. Interest accrues at a rate of 8.68% per annum.
[12]	On August 16, 2022, Titan entered into an equipment financing agreement with Meridian for $149,076, which matures five years from commencement. Titan makes monthly payments of $3,118 towards principal and interest. Interest accrues at a rate of 9.32% per annum.
[13]	On July 23, 2022, Titan entered into an equipment financing agreement with Navitas for $210,000, which matures five years from commencement. Titan makes monthly payments of $4,257 towards principal and interest. Interest accrues at a rate of 7.99% per annum.
[14]	On August 15, 2022, Titan entered into an equipment financing agreement with Pawnee Leasing Corp. for $248,157, which matures five years from commencement. Titan makes monthly payments of $5,296 towards principal and interest. Interest accrues at a rate of 10.19% per annum.
[15]	On June 22, 2022, Titan entered into a collateralized loan agreement with Signature Bank for $284,951, which matures six years from commencement. Titan makes monthly payments of $4,849 towards principal and interest. Interest accrues at a rate of 6.93% per annum.
[16]	On August 20, 2022, Titan entered into a collateralized loan agreement with Trans Lease, Inc. for $210,750, which matures five years from commencement. Titan makes monthly payments of $4,838 towards principal and interest. Interest accrues at a rate of 9.75% per annum.
[17]	On April 27, 2022, Titan entered into a collateralized debt agreement with Verdant Commercial Capital for $241,765, which matures five years from commencement. Titan makes monthly payments of $4,702 towards principal and interest. Interest accrues at a rate of 6.25% per annum.
[18]	On August 15, 2022, Titan entered into an equipment financing agreement with Western Equipment Capital for $240,726, which matures five years from commencement. Titan makes monthly payments of $4,989 towards principal and interest. Interest accrues at a rate of 8.93% per annum.
[19]	On January 5, 2023 the Company completed its asset acquisition of the Recoup Digester Assets and as part of the consideration, assumed the liabilities of a $3,017,090 Secured Promissory Note owed to Michaelson Capital Special Finance Fund II, L.P. (“Michaelson”). The Company and Michaelson agreed to amend and restate the Secured Promissory Note, as well as sign a related Forbearance Agreement (together known as the “Michaelson Note”). The Michaelson Note has a 12% per annum interest rate. The Michaelson Note has the following terms: (1) the Company is to make monthly interest payments for the interest amounts owed, (2) the Company is to make monthly principal payments of $35,000, (3) the Company is to make a $250,000 principal repayment due as of December 31, 2023, and (4) the Company is to repay all other outstanding amounts owed by December 31, 2023.
[20]	Between January 14, 2022 and July 6, 2022 the Company signed four loan agreements with the Loanbuilder service of Paypal, Inc (the “Loanbuilder Notes”). Three of the four Loanbuilder Notes were settled prior to May 19, 2023. The remaining note (“Loanbuilder – 3”) was in default on May 19, 2023. On May 19, 2023, the outstanding liabilities owed due to the Loanbuilder Notes was $299,710, inclusive of $50,599 owed due to Loanbuilder – 3.
[21]	On May 16, 2022, the Company issued a $25,000 promissory note (the “Individual #1 Note”) with an individual private investor. The Individual Note has an annual interest rate of 12% per annum and matures on December 31, 2023, at which time all principal and accrued interest is owed. In the event of default, the promissory note incurs additional interest of 0.5% on all outstanding principal and interest owed.
[22]	On September 28, 2022 and September 29, 2022 the Company agreed to two Kabbage Funding Loan Agreements (together known as the “Kabbage Loans”) owed to American Express National Bank. The Kabbage Loans had an initial principal value of $120,800 and as of May 19, 2023 had a principal amount of $77,748. Each loan includes a cost of capital interest expense of $4,077 and is to be repaid in nine monthly repayments of $3,658, followed by nine monthly payments of $35,507.
[23]	The Company signed a revolving loan with Baxter Credit Union, which was renewed on April 26, 2023, with a principal liability of $99,995. The loan had an annual interest rate of 8.50% and a maturity date of July 30, 2023, at which point all principal and accrued interest was due and payable. As of September 30, 2023 this loan was fully repaid.